Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Redeemable Convertible Preferred Stock

11. Redeemable Convertible Preferred Stock

Upon the closing of the IPO on October 15, 2014, all outstanding convertible preferred stock was converted into 19,529,713 shares of common stock on a one-to-three basis. No convertible preferred stock was outstanding as of December 31, 2014.

Prior to the IPO, the Company had authorized and issued Series A redeemable convertible preferred stock (“Series A”), Series B redeemable convertible preferred stock (“Series B”), Series C redeemable convertible preferred stock (“Series C”), Series D redeemable convertible preferred stock (“Series D”), Series D-1, and Series E redeemable convertible preferred stock (“Series E”) (collectively, “Preferred Stock”); which was classified as temporary equity.

The rights and privileges of Series A, Series B, Series C, Series D, Series D-1 and Series E (collectively, the “Preferred Stock”) were as follows:

Voting Rights—The holders of the Preferred Stock were entitled to vote on all matters and had the number of votes equal to the number of shares of common stock into which the Preferred Stock were then convertible.

Dividends—The holder of shares of Preferred Stock were entitled to receive dividends, when and if declared by the Company’s Board of Directors, out of any assets at the time legally available therefore, in preference to common stockholders. No dividends on convertible preferred stock were declared or paid by the Company through the date of the IPO.

Conversion—Prior to the IPO, each share of Preferred Stock was convertible at any time, at the option of the holder into shares of common stock, subject to the applicable conversion rate as determined by dividing the original issue price by the conversion price, with the exception of Series D-1. The issuance price was approximately $0.41 for Series A, $0.84 for Series B, $1.27 for Series C, $2.82 for Series D and $5.62 for Series E. The initial conversion prices were the same as the issuance prices and were adjusted to give effect to the Stock Split. Each share of Series D-1 could be converted as determined by dividing the Series D issuance price by the Series D conversion price (as adjusted for certain dilutive events).

Each share of Preferred Stock automatically converted into shares of common stock at the then-effective conversion rate on the date of the Company’s IPO.

Liquidation Preference—Prior to the IPO, the holders of the Preferred Stock had preferences over the holders of the Company’s common stock in the event of any voluntary or involuntary liquidation, dissolution, or winding-up of the Company, including a merger or consolidation. The amount that would have been paid per share was equal to the greater of approximately $0.41 for Series A, $0.84 for Series B, $1.27 for Series C, $2.82 for Series D, $1.77 for Series D-1 and $5.62 for Series E (as adjusted for certain dilutive events) plus any declared and unpaid dividends or such amount per share as would have been payable had all shares of the Preferred Stock been converted to common stock immediately prior to the liquidation event. Thereafter, any remaining assets available for distribution would have been distributed among the common stockholders.

Redemption—Prior to the IPO, upon written notice of 65% of the holders of Preferred Stock, the Preferred Stock was redeemable in three annual installments commencing 30 days after receipt by the Company at any time on or after March 3, 2020 for all series, except Series E. Series E was redeemable in one installment commencing 30 days after receipt by the Company at any time on or after March 3, 2020. The redemption price per share was approximately $0.41 for Series A, $0.84 for Series B, $1.27 for Series C, $2.82 for Series D, $1.77 for Series D-1 and $5.62 for Series E, plus any declared and unpaid dividends.

The Company was accreting Series A, Series B, Series C, Series D and Series E to their redemption value over the period from the date of issuance to March 3, 2020, such that the carrying amounts of the securities would equal the redemption amounts at the earliest redemption date. Upon the closing of the Company’s IPO all outstanding shares of preferred stock were accreted to their redemption value.

The following table contains the value of each class of Preferred Stock as of December 31, 2013, as well as the liquidation and redemption value at December 31, 2013:

December 31 2013
(in thousands)
Series A designated, issued, and outstanding, 13,687 shares at December 31, 2013 (liquidation and redemption value of $5,625 at December 31, 2013)	$5,528
Series B designated, issued, and outstanding, 14,313 shares at December 31, 2013 (liquidation and redemption value of $12,000 at December 31, 2013)	11,979
Series C designated, issued, and outstanding, 12,950 shares at December 31, 2013 (liquidation and redemption value of $16,458 at December 31, 2013)	16,419
Series D designated, issued, and outstanding, 7,634 shares at December 31, 2013 (liquidation and redemption value of $21,500 at December 31, 2013)	22,388
Series D-1 designated, issued, and outstanding, 3,737 shares at December 31, 2013 (liquidation and redemption value of $6,625 at December 31, 2013)	9,866
Series E designated, issued, and outstanding, 6,267 shares at December 31, 2013 (liquidation and redemption value of $35,199 at December 31, 2013)	35,113

Total	$101,293